INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BioConnection Investments B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	23.00%	23.60%	23.60%	23.60%	43.85%
Orchard Therapeutics Plc.
Disclosure of associates [line items]
Proportion of ownership interest in associates	0.00%	0.00%	0.54%
Ownership percentage sold		0.54%
Proceeds from sales of investments other than investments accounted for using equity method		$ 0.2